CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Banking Regulation, Total Capital [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

	Actual		Minimum capital required - Basel III		PCA requirement to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2022
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,399,420	10.83%	$904,626	7.00%	N/A	N/A
First Financial Bank	1,581,328	12.26%	903,244	7.00%	$838,726	6.50%

Tier 1 capital to risk-weighted assets
Consolidated	1,443,698	11.17%	1,098,475	8.50%	N/A	N/A
First Financial Bank	1,581,900	12.26%	1,096,796	8.50%	1,032,278	8.00%

Total capital to risk-weighted assets
Consolidated	1,762,971	13.64%	1,356,939	10.50%	N/A	N/A
First Financial Bank	1,640,671	12.71%	1,354,865	10.50%	1,290,348	10.00%

Leverage
Consolidated	1,443,698	8.89%	649,636	4.00%	N/A	N/A
First Financial Bank	1,581,900	9.76%	648,607	4.00%	810,759	5.00%

	Actual		Minimum capital required - Basel III		PCA requirement to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2021
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,262,789	10.85%	$814,954	7.00%	N/A	N/A
First Financial Bank	1,513,175	13.02%	813,731	7.00%	$755,607	6.50%

Tier 1 capital to risk-weighted assets
Consolidated	1,306,571	11.22%	989,587	8.50%	N/A	N/A
First Financial Bank	1,513,708	13.02%	988,102	8.50%	929,978	8.00%

Total capital to risk-weighted assets
Consolidated	1,642,549	14.11%	1,222,431	10.50%	N/A	N/A
First Financial Bank	1,589,570	13.67%	1,220,597	10.50%	1,162,473	10.00%

Leverage
Consolidated	1,306,571	8.70%	600,410	4.00%	N/A	N/A
First Financial Bank	1,513,708	10.10%	599,578	4.00%	749,472	5.00%